Business Acquisition (Details) - USD ($)		6 Months Ended
	May 18, 2026	Jun. 30, 2026	Jun. 30, 2025
Business Combination [Line Items]
Cash		$ 1,750,000	$ (0)
Polymeric Nocopi [Member]
Business Combination [Line Items]
Cash	$ 1,750,000
Purchase consideration – Holdback Amount	150,000
Fair value of the 500,000 shares of the Company’s Common Stock	$ 750,000
Shares issued	500,000
Fair value of total consideration transferred	$ 2,650,000